Capital Stock - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2018	Jan. 31, 2017	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)				100,000,000	100,000,000
Preferred stock, par value (in dollars per share)				$ 0.01	$ 0.01
Common stock, shares authorized (in shares)				585,000,000.0	585,000,000.0
Preferred stock, shares issued (in shares)				0	0
Conversion basis (in shares)				1
Minimum percentage of common stock				15.00%
Stock based compensation expense				$ 1,660,000	$ 1,220,000	$ 1,014,000
Proceeds from issuance of common stock, net of offering costs (in shares)		269,397
Preferred Stock, Shares Outstanding				0	0
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Unrecognized compensation cost related to non-vested stock options granted				$ 500,000	$ 300,000	300,000
Stock based compensation expense				400,000	200,000	200,000
Intrinsic value of outstanding in-the-money stock options				7,200,000	0	0
Intrinsic value of exercisable stock options				$ 2,300,000	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term				8 years	8 years 1 month	8 years 4 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				7 years 1 month	7 years 8 months	8 years
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units vested (in shares)				53,800	34,200	29,800
Market value of restricted stock units				$ 500,000	$ 300,000	$ 600,000
2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted (in dollars per share)				$ 2.79	$ 2.77	$ 5.36
Expected volatility rate				48.70%	48.70%	50.20%
Expected life (in years)				5 years	5 years	5 years
Dividend yield				3.00%	5.50%	5.00%
Risk-free interest rate				2.40%	2.60%	2.10%
General and Administrative Expense [Member] | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense				$ 800,000	$ 700,000	$ 800,000
Non Management Directors | 2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)				58,800	63,000	49,600
Exercise price of stock options granted (in dollars per share)				$ 8.00	$ 9.76	$ 17.84
Term of stock options (in years)				10 years
Officers and Certain Subsidiaries Employees | 2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)				218,200	92,000	60,800
Term of stock options (in years)				10 years
Vesting period (in years)				3 years
Officer | 2007 Long-Term Incentive Plan | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Vesting period (in years)				3 years
Restricted stock units aggregate value, granted (in shares)				$ 800,000	$ 900,000	$ 800,000
2007 Long-Term Incentive Plan | Officer | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Common stock, granted (in shares)				99,100	95,300	47,800
Maximum
Class of Stock [Line Items]
Dividend range under dividend policy	50.00%		50.00%
Minimum [Member]
Class of Stock [Line Items]
Dividend range under dividend policy	30.00%		30.00%
Dividends per quarter (USD per share)			$ 0.24
Class A
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				29,000,000.0	29,000,000
Common stock, shares authorized (in shares)				485,000,000	485,000,000
Common stock, par value (in dollars per share)				$ 0.01	$ 0.01
Votes per share owned				1
Common Stock, Shares, Issued				29,000,000.0	29,000,000
Class A | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)				34,100	23,600	23,700
Class A | General and Administrative Expense [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense				$ 200,000	$ 200,000	$ 0
Class A | Non Management Directors | 2007 Long-Term Incentive Plan
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				19,918		0
Class A | 2007 Long-Term Incentive Plan
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)				1,250,000	1,250,000
Class B
Class of Stock [Line Items]
Common Stock, Shares, Outstanding				4,600,000.0	4,600,000.0
Common stock, shares authorized (in shares)				100,000,000	100,000,000
Common stock, par value (in dollars per share)				$ 0.01	$ 0.01
Votes per share owned				5
Maximum percentage of voting power				49.00%
Common Stock, Shares, Issued				4,600,000.0	4,600,000.0